Revenues from mining operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues From Mining Operations [Abstract]
Revenues from contracts with customers	$ 231,373
Provisional pricing adjustments on concentrate sales	998
Total revenues	$ 232,371	$ 205,118